Combined Prospectus	Jun. 12, 2025 shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount of Securities Previously Registered	45,601,606
Form Type	S-4
File Number	333-286498
Initial Effective Date	Apr. 25, 2025
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	5.50% Series A Cumulative Preferred Stock, par value $0.001 per share (liquidation preference $25.00 per share)
Amount of Securities Previously Registered	3,359,593
Form Type	S-4
File Number	333-286498
Initial Effective Date	Apr. 25, 2025
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	9.00% Series B Cumulative Redeemable Preferred Stock, par value $0.001 per share (liquidation preference $25.00 per share)
Amount of Securities Previously Registered	17,500
Form Type	S-4
File Number	333-286498
Initial Effective Date	Apr. 25, 2025